Leases - Schedule of Maturity of Operating Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of Maturity of Operating Lease Liabilities [Abstract]
2025	¥ 3,649	$ 500
2026	3,427	469
2027
2028
2029
Total lease payments	7,076	969
Less: imputed interest	(336)	(45)
Total	6,740	924
Current portion	(3,378)	(463)	¥ (4,090)
Non-current portion	¥ (3,362)	$ (461)	¥ (6,099)